Reconciliation of Financial Statements to Form 5500 - Summary of Reconciliation of Net Assets Available For Benefits to Form 5500 (Details) - EBP 002 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 4,790,919,190	$ 4,192,509,403
Deemed distributions	(1,972,909)	(1,594,091)
Net assets per Form 5500	$ 4,788,946,281	$ 4,190,915,312